Organization and Nature of Operations (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss available to common stockholders	$ 4,288,320	$ 479,605	$ 7,983,855	$ 1,255,783	$ 8,127,444	$ 3,319,612
Net cash used in operations			3,922,206	$ 270,240	1,634,483	709,990
Accumulated deficit	54,737,699		54,737,699		46,753,844	38,626,400
Working capital deficit	20,103,065		20,103,065		10,688,767
Cash on hand	$ 347,338		$ 347,338		$ 350,231	$ 137,660